NATURE OF BUSINESS (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Apr. 18, 2008
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of Organization	Jan. 31, 2006	Jan. 31, 2006
Date of Incorporation	Oct. 22, 2007	Oct. 22, 2007
Capital stock of OptimizeRx Corporation exchanged for common stock of RFID, Ltd			1,256,958
Ownership of outstanding capital stock of RFID, Ltd.			100.00%